16. Short and long-term debt (Details) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfDebtLineItems [Line Items]
Interest accrued		R$ 1,103,206	R$ 874,678
Finance leases		120,118	288,194
Total short-term debt		1,223,324	1,162,872
Finance leases		520,542	1,187,957
Total long-term debt		5,861,143	5,942,795
Total debt		7,084,467	7,105,667
USD
DisclosureOfDebtLineItems [Line Items]
Long-term debt before lease		R$ 5,340,601	4,754,838
Senior Notes V [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract		Dec-18
Engine maintenance [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract		1/24/2020
Senior Notes II [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract		Jul-20
Term Loan [Member]
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract	5 years
Total debt		R$ 1,172,451
Senior Notes VI [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract		07/2021
Senior Notes III [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract		Feb-23
Senior Notes VII [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract		Dec-28
Local Currency Short-term Borrowings [Member]
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract		June-25
Interest rate		3.72% p.a.
Interest accrued			23,921
Local Currency Short-term Borrowings [Member] | Debentures VI [Member]
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract		Sep-19
Interest rate		132% of CDI
Interest accrued		R$ 0	395,093
Local Currency Short-term Borrowings [Member] | Debentures VII [Member]
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract		Sep-21
Interest rate		120% of CDI
Interest accrued		R$ 288,991
Foreign Currency Short-term Borrowings [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Interest accrued		R$ 132,900	74,989
Foreign Currency Short-term Borrowings [Member] | Senior Notes V [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract		Dec-18
Interest rate		9.71% p.a.
Interest accrued		R$ 0	23,258
Foreign Currency Short-term Borrowings [Member] | Engine maintenance [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract		08/2019
Interest rate		Libor 3m+0.75% p.a.
Interest accrued		R$ 14,665	43,909
Foreign Currency Short-term Borrowings [Member] | Import Financing [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract		Nov-19
Interest rate		5.46% p.a.
Interest accrued		R$ 495,458	240,973
Foreign Currency Short-term Borrowings [Member] | Credit line - engines [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract		Sep-20
Interest rate		Libor 3m+0.75% p.a.
Interest accrued		R$ 138,024	47,507
Foreign Currency Short-term Borrowings [Member] | Credit line - engines [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract		Jun-21
Interest rate		Libor 3m+2.25% p.a.
Interest accrued		R$ 20,115	17,145
Foreign Currency Short-term Borrowings [Member] | Loan With Guarantee Of Engines [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract		Aug-26
Interest rate		6.65% p.a.
Interest accrued		R$ 13,053	7,883
Local Long-term Borrowings [Member]
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract		June-25
Interest rate		3.72% p.a.
Local Long-term Borrowings [Member] | Debentures VI [Member]
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract		Sep-19
Interest rate		132% of CDI
Interest accrued		R$ 0	617,333
Local Long-term Borrowings [Member] | Debentures VII [Member]
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract		Sep-21
Interest rate		120% of CDI
Interest accrued		R$ 577,981	0
Long-term debt before lease		577,981
Foreign Long-term Borrowings [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Long-term debt before lease		R$ 5,340,601	4,754,838
Foreign Long-term Borrowings [Member] | Engine maintenance [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract		09/2020
Interest rate		Libor 3m+0.75% p.a.
Interest accrued		R$ 0	12,451
Long-term debt before lease		R$ 43,431
Foreign Long-term Borrowings [Member] | Senior Notes II [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract		Jul-20
Interest rate		9.64% p.a.
Interest accrued		R$ 0	314,589
Foreign Long-term Borrowings [Member] | Term Loan [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract		Aug-20
Interest rate		6.70% p.a.
Interest accrued		R$ 1,147,196	968,010
Long-term debt before lease		R$ 1,147,196
Foreign Long-term Borrowings [Member] | Credit line - engines [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract		Sep-20
Interest rate		Libor 3m+0.75% p.a.
Interest accrued		R$ 43,431	35,634
Foreign Long-term Borrowings [Member] | Credit line - engines [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract		Jun-21
Interest rate		Libor 3m+2.25% p.a.
Interest accrued		R$ 146,457	142,137
Foreign Long-term Borrowings [Member] | Senior Notes VI [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract		Dec-21
Interest rate		9.87% p.a.
Interest accrued		R$ 0	127,181
Foreign Long-term Borrowings [Member] | Senior Notes IV [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract		Jan-22
Interest rate		9.24% p.a.
Interest accrued		R$ 352,205	299,524
Long-term debt before lease		R$ 352,205
Foreign Long-term Borrowings [Member] | Senior Notes III [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract		Feb-23
Interest rate		11.30% p.a.
Interest accrued		R$ 0	69,074
Foreign Long-term Borrowings [Member] | Senior Notes VIII [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract		Jan-25
Interest rate		7.09% p.a.
Interest accrued		R$ 2,439,492	1,597,713
Long-term debt before lease		R$ 2,439,492
Foreign Long-term Borrowings [Member] | Loan With Guarantee Of Engines [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract		Aug-26
Interest rate		6.65% p.a.
Interest accrued		R$ 120,557	78,239
Foreign Long-term Borrowings [Member] | Senior Notes VII [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract		Dec-28
Interest rate		9.84% p.a.
Interest accrued		R$ 0	54,752
Foreign Long-term Borrowings [Member] | Perpetual Notes [Member] | USD
DisclosureOfDebtLineItems [Line Items]
Maturity of the contract		-
Interest rate		8.75% p.a.
Interest accrued		R$ 513,282	R$ 438,201
Long-term debt before lease		R$ 513,282